Related party transactions (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2023	October 31 2022 (1)
Salaries and other short-term employee benefits (2)	$23	$27
Post-employment benefits (3)	2	2
Share-based payments	39	40
	$64	$69

(1)	During the year ended October 31, 2022 certain executives, who were members of the Bank’s GE as at October 31, 2021, left the Bank and therefore were no longer part of KMP. Compensation for the year ended October 31, 2022 attributable to the former executives, including benefits and share-based payments relating to awards granted in prior years was $14 million.
(2)	Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 21 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.
(3)	Directors do not receive post-employment benefits.

Summary of Stock Options, Share-based Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members
Stock options,
share-based
awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2023 (1)		October 31, 2022 (2)

(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (3)	2,805,471	$26	2,409,294	$59
Other non-option share-based awards (3)	991,909	110	914,496	115
RBC common and preferred shares	181,648	20	170,312	22
	3,979,028	$156	3,494,102	$196

(1)	During the year ended October 31, 2023, certain directors, who were members of the Board of Directors as at October 31, 2022, retired. Total shareholdings held upon their retirement was 32,958 units with a value of $4 million.
(2)	During the year ended October 31, 2022 certain executives, who were members of the Bank’s GE as at October 31, 2021, left the Bank and therefore were no longer KMP. Total shareholdings and options held upon their departure was 569,470 units with a value of $34 million.
(3)	Directors do not receive stock options or any other non-option share-based awards.

Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Commitments and other contingencies	$1,089	$829
Other fees received for services rendered	55	50
Other fees paid for services received	108	107